[Missing Graphic Reference]	Richard H. Kirk Vice President, Corporate Counsel
One Corporate Drive, Shelton, CT 06484-6208 Tel 203 925-3707 richard.kirk@prudential.com

January 12, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Pruco Life Insurance Company (“Depositor”)
Pruco Life Flexible Premium Variable Annuity Account (“Registrant”)
Post-Effective Amendment No. 12 to Registration Statement on Form N-4
File Nos. 333-184890 and 811-07325
Rule 485(a) under the Securities Act of 1933

Members of the Commission:

Along with this letter, we are filing Post-Effective Amendment No. 12 under Rule 485(a) to the above-captioned Form N-4 registration statement of Pruco Life Flexible Premium Variable Annuity Account (the “Registrant”) and Pruco Life Insurance Company (the “Depositor”).

The purpose of Post-Effective Amendment No. 12 is to add a new optional death benefit to the prospectus offering Prudential Premier Retirement Variable Annuity Highest Daily Lifetime Income v3.0 optional living benefits.

After we receive comments from the staff on Post-Effective Amendment No. 12, we will file another post-effective amendment that will reflect changes made in response to those comments and include financial statements, exhibits and other information required by Form N-4.  This filing will be made under Rule 485(a) because it will also add the fee information for the optional death benefit.  We plan to request acceleration of the effectiveness of that filing to a date on or about March 31, 2017, or as soon as practicable.

Please call me at (203) 925-3707 if you have any questions.

Very truly yours,

/s/Richard H. Kirk
Richard H. Kirk